Related-Party and Party-in-interest Transactions (Details) - 401(k) Retirement Savings Account Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related-Party and Party-in-interest Transactions
Corporate stock held outside Master Trust	$ 1,512,735	$ 1,648,509
Kroger | Kroger shares
Related-Party and Party-in-interest Transactions
Corporate stock held outside Master Trust	$ 1,512,735	$ 1,648,509
Shares purchased	1,227,283	1,149,716
Cost of shares purchased	$ 82,166	$ 63,127
Shares sold	3,974,328	2,506,224
Value of shares sold	$ 265,823	$ 141,255
Realized gain	$ 175,944	$ 83,104